Depreciation, Amortization, and Impairment - Schedule of Depreciation and Amortization Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Depreciation of property, plant and equipment	$ (18,608)	$ (21,826)	$ (21,169)
Amortization of intangible assets	(55,791)	(74,625)	(74,140)
Depreciation of the period	(27,184)	(29,993)	(31,857)
Totals	$ (101,583)	$ (126,444)	$ (127,166)